Supplemental Cash Flow Information - Common Stock in Connection with Settlement of an Acquisition-Related Contingent Consideration Obligation (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration obligation, Fair value	$ 1,243	$ 16,184	$ 16,276
Mologic [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration obligation, Shares	66,666
Contingent consideration obligation, Fair value	$ 1,243